Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans	$ 118,522.3	$ 3,962.6	$ 88,754.7
Accrued expenses and other current liabilities	56,373.2	$ 1,884.8	61,760.6
Total non-derivative and derivative financial instruments	424,402.4		321,000.5
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	118,562.6		88,810.7
Accounts payable (including related parties)	40,206.0		34,357.4
Payables to contractors and equipment suppliers	140,810.7		43,133.7
Accrued expenses and other current liabilities	45,760.9		50,241.0
Bonds payable	58,320.2		94,360.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	18,690.2
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	1,729.9		10,189.0
Non-derivative financial liabilities	424,080.5		321,091.9
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	141,450.8		49,302.3
Inflows	(141,128.9)		(49,393.7)
Derivative financial instruments	321.9		(91.4)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	382,029.1		259,327.0
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	118,562.6		88,810.7
Accounts payable (including related parties)	40,206.0		34,357.4
Payables to contractors and equipment suppliers	140,810.7		43,133.7
Accrued expenses and other current liabilities	45,760.9		50,241.0
Bonds payable	32,338.9		36,039.9
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,475.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	1,553.0		6,835.7
Non-derivative financial liabilities	381,707.2		259,418.4
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	141,450.8		49,302.3
Inflows	(141,128.9)		(49,393.7)
Derivative financial instruments	321.9		(91.4)
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	10,681.6		38,232.4
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	7,777.7		35,340.8
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,782.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	121.0		2,891.6
Non-derivative financial liabilities	10,681.6		38,232.4
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	20,743.6		23,441.1
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	18,203.6		22,979.4
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,484.5
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	55.5		461.7
Non-derivative financial liabilities	20,743.6		$ 23,441.1
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	10,948.1
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities (including those classified under accrued expenses and other current liabilities)	10,947.7
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	0.4
Non-derivative financial liabilities	$ 10,948.1